LOANS, Maturities of Finance Leases and Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2023 ARS ($)
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	$ 18,820,618
Future financial charges on financial leases	(1,604,372)
Book value financial leases	17,216,246
As of 12/31/2024 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	7,229,678
From 1/01/2025 to 12/31/2025 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	6,655,985
From 01/01/2026 to 12/31/2026 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	4,255,896
From 1/01/2027 to 12/31/2027 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	$ 679,059